SUPPLEMENT DATED DECEMBER 8, 2008
TO
PROSPECTUS DATED APRIL 25, 2007
FOR
FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE
ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

At a meeting of the Board of Trustees of Premier VIT held on November 11, 2008, the Board approved the closing and termination of the OpCap Equity Portfolio, effective March 20, 2009.  If you have made allocations to the OpCap Equity Portfolio and do not transfer to a different Subaccount or to the Fixed Account Option prior to March 20, 2009, your allocation will be transferred to the Sun Capital Money Market Fund®.  The Subaccounts1 to which you may transfer are:

HIGH YIELD BOND	MID CAP EQUITY
MFS® High Yield Portfolio (Initial Class)	Dreyfus MidCap Stock Portfolio (Initial Shares)
INFLATION-PROTECTED BOND	SCSM WMC Blue Chip Mid Cap Fund (Initial Class)
SCSM BlackRock Inflation Protected Bond Fund (Initial Class)	Van Kampen UIF Mid Cap Growth Portfolio (Class II Shares)
INTERMEDIATE TERM BOND	Van Kampen UIF Mid Cap Value Portfolio (Class II Shares)
MFS® Government Securities Portfolio (Initial Class)	REAL ESTATE EQUITY
SCSM PIMCO Total Return Fund (Initial Class)	Sun Capital Global Real Estate Fund® (Initial Class)
Sun Capital Investment Grade Bond Fund® (Initial Class)	SHORT TERM BOND
INTERNATIONAL/GLOBAL EQUITY	PIMCO VIT Low Duration Portfolio (Administrative Class)
AIM V.I. International Growth Fund (Series I Shares)	SCSM Goldman Sachs Short Duration Fund (Initial Class)
Goldman Sachs VIT Strategic International Equity Fund	SMALL CAP EQUITY
MFS® International Growth Portfolio (Initial Class)	Goldman Sachs VIT Structured Small Cap Equity Fund
SCSM AllianceBernstein International Value Fund (Initial Class)	MFS® New Discovery Portfolio (Initial Class)
Templeton Growth Securities Fund (Class 2)	SCSM AIM Small Cap Growth Fund (Initial Class)
LARGE CAP EQUITY	SCSM Dreman Small Cap Value Fund (Initial Class)
AIM V.I. Capital Appreciation Fund (Series I Shares)	SCSM Oppenheimer Main Street Small Cap Fund (Initial Class)
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)	SPECIALTY/SECTOR EQUITY
Goldman Sachs VIT Growth and Income Fund	MFS® Utilities Portfolio (Initial Class)
Goldman Sachs VIT Structured U.S. Equity Fund	ASSET ALLOCATION
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)
MFS® Blended Research Core Equity Portfolio (Initial Class)	BlackRock Global Allocation V.I. Fund (Class III)
MFS® Value Portfolio (Initial Class)	Fidelity VIP Balanced Portfolio (Service Class 2)
SCSM Oppenheimer Large Cap Core Fund (Initial Class)	Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
SCSM WMC Large Cap Growth Fund (Initial Class)	MFS® Total Return Portfolio (Initial Class)
MONEY MARKET	SCSM Ibbotson Balanced Fund (Initial Class)[2]
Sun Capital Money Market Fund® (Initial Class)	SCSM Ibbotson Growth Fund (Initial Class)[2]
SCSM Ibbotson Moderate Fund (Initial Class)[2]
Van Kampen UIF Equity & Income Portfolio (Class II Shares)

1Information about the structure and investment objectives of the underlying Funds is available in the prospectuses for the underlying Funds.
2These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.